CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Series X Preferred Stock [Member] Preferred Stock [Member]	Series X Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member]	Common Stock [Member] Convertible Debt [Member]	Common Stock [Member] Cashless Option Conversion [Member]	Common Stock [Member] Stock Issued for Dividends Payable [Member]	Common Stock [Member] Convertible Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Convertible Debt [Member]	Additional Paid-in Capital [Member] Discount on Note Payable Due to Warrants [Member]	Additional Paid-in Capital [Member] Cashless Option Conversion [Member]	Additional Paid-in Capital [Member] Stock Issued for Dividends Payable [Member]	Additional Paid-in Capital [Member] Convertible Debt [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Stock Subscribed [Member]	Convertible Debt [Member]	Discount on Note Payable Due to Warrants [Member]	Stock Issued for Dividends Payable [Member]	Convertible Debt [Member]	Total
Balance at Dec. 31, 2018															$ 315,982						$ 5,684,208	$ 37,186	$ (7,691,312)						$ (1,653,936)
Balance (in Shares) at Dec. 31, 2018															31,598,236
Vesting of shares issued to employees																					212,187								212,187
Common stock issued for legal settlement															$ 14,012						87,016								101,028
Common stock issued for legal settlement (in Shares)							26,227								1,401,224
Cash paid for common stock							$ 910,837
Cash paid for common stock (in Shares)							26,227
Stock issued for services															$ 3,000						19,005								$ 22,005
Stock issued for services (in Shares)															300,000														300,000
Cancellation of shares															$ (7,000)						7,000								$ 7,000
Cancellation of shares (in Shares)															(700,000)														700,000
Stock issued as compensation															$ 69,750						(69,750)
Stock issued as compensation (in Shares)															6,975,000														6,975,000
Settlement of derivative liability																					881,296								$ 881,296
Settlement of derivative liability (in Shares)							26,227								1,401,224
Discount on notes payable																					225,393								225,393
Debt discount due to issuance of warrants																	$ 34,500									$ 34,500
Imputed interest																					9,018								9,018
Common stock issued for the cashless exercise of warrants															$ 35,149						(35,149)
Common stock issued for the cashless exercise of warrants (in Shares)															3,514,900
Gain on settlement																					35,532								35,532
Stock issued for payable						$ 262					$ 381,791					$ 407,146					910,575				$ 788,937			$ 788,937	910,837
Stock issued for payable (in Shares)						26,227					38,179,083
Deemed dividend on conversion of Preferred Stock Series A to common stock																													35,532,000,000
Net loss for the period																							(3,885,262)						(3,885,262)
Balance at Dec. 31, 2019						$ 262									$ 812,684						8,407,977	37,186	(11,576,574)						$ (2,318,465)
Balance (in Shares) at Dec. 31, 2019						26,227									81,268,443														81,268,443
Vesting of shares issued to employees																					60,842								$ 60,842
Vesting of stock options issued to employees																					119,227								119,227
Stock issued for services	$ 48		$ 71,510		$ 71,558										$ 5,869						23,467								$ 29,336
Stock issued for services (in Shares)	4,800														586,985														386,985
Settlement of derivative liability																					528,995								$ 528,995
Common stock issued for the cashless exercise of warrants																													17,787
Gain on settlement																													6,988
Common stock issued in warrant settlement agreement															$ 80,000						291								80,291
Common stock issued in warrant settlement agreement (in Shares)															7,999,996
Stock issued for payable															$ 315,976						508,066								824,042
Stock issued for payable (in Shares)															31,597,490
Preferred stock dividends					(3,967)		$ (49,176)														(56,143)								(56,143)
Net loss for the period																							(1,948,210)						(1,948,210)
Balance at Sep. 30, 2020	$ 48					$ 262									$ 1,214,529						9,664,232	37,186	(13,524,784)						(2,608,527)
Balance (in Shares) at Sep. 30, 2020	4,800					26,227									121,452,914
Balance at Dec. 31, 2019						$ 262									$ 812,684						8,407,977	37,186	(11,576,574)						$ (2,318,465)
Balance (in Shares) at Dec. 31, 2019						26,227									81,268,443														81,268,443
Vesting of shares issued to employees																					67,623								$ 67,623
Vesting of stock options issued to employees																					421,502								421,502
Common stock issued for legal settlement (in Shares)															7,999,996
Stock issued for services	$ 48		71,510		71,558										$ 2,000						5,680								7,680
Stock issued for services (in Shares)	4,800														200,000
Settlement of derivative liability															$ 80,000						380,562								460,562
Settlement of derivative liability (in Shares)															7,999,996
Discount on notes payable																													0
Imputed interest																													0
Gain on settlement																						(37,186)							(37,186)
Stock issued for payable													$ 21,511	$ 633,748	$ 3,869				$ 44,057	$ 999,658	17,787						$ 65,568	1,633,406	21,656
Stock issued for payable (in Shares)													2,151,204	63,374,555	386,985
Preferred stock dividends							(65,568)														(75,535)								(75,535)
Net loss for the period																							(2,860,594)						(2,860,594)
Balance at Dec. 31, 2020	$ 48					$ 262									$ 1,553,812						10,340,821		(14,437,168)						$ (2,542,225)
Balance (in Shares) at Dec. 31, 2020	4,800					26,227									155,381,183														155,381,183
Balance at Jun. 30, 2020	$ 48					$ 262									$ 987,962						9,058,332	37,186	(12,488,175)						$ (2,404,385)
Balance (in Shares) at Jun. 30, 2020	4,800					26,227									98,796,144
Vesting of shares issued to employees																					7,792								7,792
Vesting of stock options issued to employees																					91,647								91,647
Stock issued for services															$ 3,869						17,787								21,656
Stock issued for services (in Shares)															386,985
Stock issued for payable															$ 222,698						508,066								730,764
Stock issued for payable (in Shares)															22,269,785
Preferred stock dividends																					(19,392)								(19,392)
Net loss for the period																							(1,036,609)						(1,036,609)
Balance at Sep. 30, 2020	$ 48					$ 262									$ 1,214,529						9,664,232	$ 37,186	(13,524,784)						(2,608,527)
Balance (in Shares) at Sep. 30, 2020	4,800					26,227									121,452,914
Balance at Dec. 31, 2020	$ 48					$ 262									$ 1,553,812						10,340,821		(14,437,168)						$ (2,542,225)
Balance (in Shares) at Dec. 31, 2020	4,800					26,227									155,381,183														155,381,183
Vesting of shares issued to employees																					7,897								$ 7,897
Vesting of stock options issued to employees																					203,858								203,858
Shares issued for exercise of stock options															$ 82,816						156,184								239,000
Shares issued for exercise of stock options (in Shares)															8,281,668
Common stock issued for legal settlement						$ (20)									$ (13,620)						141,550								127,910
Common stock issued for legal settlement (in Shares)						(2,000)									(1,362,047)
Cash paid for common stock								$ 30,000	$ 1,461,283	$ 1,491,283					$ 66,750						1,601,250								1,668,000
Cash paid for common stock (in Shares)								3,000,000							6,672,000
Warrants issued with Preferred Stock Series C																					1,268,717								1,268,717
Shares of common stock issued for conversion of Preferred Stock Series C	$ (48)	$ 6,000	(5,952)					$ (20,594)							$ 82,374						(61,780)
Shares of common stock issued for conversion of Preferred Stock Series C (in Shares)	(4,800)	600,000						(2,059,356)							8,237,425
Stock issued for services					0										$ 10,963						410,596								421,559
Stock issued for services (in Shares)															1,099,320
Settlement of derivative liability (in Shares)						(2,000)									(1,362,047)
Common stock issued for the cashless exercise of warrants																													0
Stock issued for payable														$ 339,442						$ 2,314,353				$ 156,441				$ 2,653,795	156,441
Stock issued for payable (in Shares)														33,944,157
Deemed dividend on conversion of Preferred Stock Series A to common stock			$ 206,242	$ (206,242)																	126,000		(126,000)
Preferred stock dividends					$ (1,000)		(46,677)														(115,047)								(115,047)
Net loss for the period																							(5,641,331)						(5,641,331)
Balance at Sep. 30, 2021						$ 242		$ 9,406							$ 2,128,537						18,055,972		(20,410,741)	156,441					$ (60,143)
Balance (in Shares) at Sep. 30, 2021						24,227		940,644							212,853,706														212,853,706
Balance at Jun. 30, 2021						$ 242		$ 19,406							$ 2,081,887						17,920,912		(18,641,275)	(41,000)					$ 1,340,172
Balance (in Shares) at Jun. 30, 2021						24,227		1,940,644							208,188,705
Vesting of shares issued to employees																					2,564								2,564
Vesting of stock options issued to employees																					199,079								199,079
Shares issued for exercise of stock options												$ 3,150			$ 3,500			$ (3,150)			7,000								10,500
Shares issued for exercise of stock options (in Shares)												315,000			350,000
Cash paid for common stock																								41,000					41,000
Shares of common stock issued for conversion of Preferred Stock Series C								$ (10,000)							$ 40,000						(30,000)
Shares of common stock issued for conversion of Preferred Stock Series C (in Shares)								(1,000,000)							4,000,001
Stock issued for payable																								156,441					156,441
Preferred stock dividends							$ (15,141)														(40,433)								(40,433)
Net loss for the period																							(1,769,466)						(1,769,466)
Balance at Sep. 30, 2021						$ 242		$ 9,406							$ 2,128,537						$ 18,055,972		$ (20,410,741)	$ 156,441					$ (60,143)
Balance (in Shares) at Sep. 30, 2021						24,227		940,644							212,853,706														212,853,706